UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  11/04/08
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   88,216
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101      908 87100.000SH       SOLE                77100.000         10000.000
iShares Lehman Tips Bond Fund  US TIPS BD FD    464287176     1454 14350.000SH       SOLE                13550.000           800.000
3M Company                     COM              88579y101      488     7150 SH       SOLE                     6050              1100
AT&T Inc.                      COM              00206r102      871    31200 SH       SOLE                    29300              1900
Abercrombie & Fitch            CL A             002896207     1016    25750 SH       SOLE                    25100               650
Allergan                       COM              018490102      924    17950 SH       SOLE                    16450              1500
Ansys Inc                      COM              03662q105      632    16700 SH       SOLE                    15700              1000
Apache Corp                    COM              037411105     1637    15700 SH       SOLE                    14900               800
BHP Billiton PLC               SPONSORED ADR    05545E209      320     6150 SH       SOLE                     5700               450
Berkshire Hathaway A           CL A             084670108     1437       11 SH       SOLE                        9                 2
Berkshire Hathaway B           CL B             084670207     6698     1524 SH       SOLE                     1394               130
Boeing Co                      COM              097023105      995    17352 SH       SOLE                    16952               400
Burlington Northern Santa Fe   COM              12189T104     1534    16600 SH       SOLE                    15850               750
C.H. Robinson Worldwide        COM NEW          12541w209     2038    40000 SH       SOLE                    38800              1200
Chevron                        COM              166764100     2866    34753 SH       SOLE                    32319              2434
Cisco Systems Inc              COM              17275R102     1853    82133 SH       SOLE                    75468              6665
City National Corp             COM              178566105      386     7112 SH       SOLE                     5512              1600
Colonial Properties Trust      COM SH BEN INT   195872106      923    49406 SH       SOLE                    46606              2800
Companhia Vale Do Rio DOCE     SPONSORED ADR    204412209     1156    60350 SH       SOLE                    56750              3600
ConocoPhillips                 COM              20825c104     2132    29100 SH       SOLE                    27500              1600
Consolidated Tomoka Land       COM              210226106      421     9751 SH       SOLE                     9751
Costco Wholesale Corp          COM              22160K105     2495    38425 SH       SOLE                    35925              2500
Dentsply International         COM              249030107     1840    49007 SH       SOLE                    44407              4600
Expeditors Intl Wash           COM              302130109     3942   113157 SH       SOLE                   105807              7350
Express 1 Expedited Solutions  COM              30217Q108       42    34000 SH       SOLE                    34000
Exxon Mobil                    COM              30231g102     2728    35130 SH       SOLE                    32597              2533
FedEx Corporation              COM              31428x106      364     4600 SH       SOLE                     4600
Freeport-McMoran Copper & Gold COM              35671d857      219     3850 SH       SOLE                     3750               100
Gabelli Global Gold Nat Res In SHS BN INT       36244N109      643    31905 SH       SOLE                    30705              1200
Genentech                      COM              368710406      226     2550 SH       SOLE                     2550
General Dynamics               COM              369550108     3117    42343 SH       SOLE                    40243              2100
Google Inc                     CL A             38259P508      970     2421 SH       SOLE                     2309               112
Home Depot Inc                 COM              437076102      405    15655 SH       SOLE                    15455               200
IBM                            COM              459200101      269     2300 SH       SOLE                     2300
Jacobs Engineering Group Inc   COM              469814107     1368    25188 SH       SOLE                    24288               900
Johnson & Johnson              COM              478160104     3484    50290 SH       SOLE                    46070              4220
Leucadia National              COM              527288104     3328    73250 SH       SOLE                    69350              3900
Manulife Financial Corp        COM              56501r106      367    10000 SH       SOLE                    10000
McDonalds Corp                 COM              580135101     1947    31550 SH       SOLE                    30800               750
Mission West Properties        COM              605203108      323    33121 SH       SOLE                    29521              3600
Novartis AG 	               SPONSORED ADR    66987v109     1675    31700 SH       SOLE                    29700              2000
Paychex, Inc                   COM              704326107     1483    44900 SH       SOLE                    41600              3300
Pengrowth Energy               TR UNIT NEW      706902509      223    14900 SH       SOLE                    12900              2000
Pepsico Incorporated           COM              713448108      349     4900 SH       SOLE                     4900
Plum Creek Timber              COM              729251108     3086    61900 SH       SOLE                    56250              5650
Procter & Gamble               COM              742718109      585     8395 SH       SOLE                     8395
Prologis                       SH BEN INT       743410102     1214    29419 SH       SOLE                    26669              2750
Public Storage Inc             COM              74460d109     1604    16200 SH       SOLE                    15250               950
Research In Motion Ltd         COM              760975102      280     4100 SH       SOLE                     4000               100
Singapore Fund                 COM              82929L109      268    25300 SH       SOLE                    23700              1600
Spdr Gold Trust                GOLD SHS         78463v107     1246    14650 SH       SOLE                    13350              1300
St. Joe Company                COM              790148100      674    17250 SH       SOLE                    16250              1000
Stryker Corp                   COM              863667101     3034    48703 SH       SOLE                    45003              3700
Suncor Energy                  COM              867229106     2646    62800 SH       SOLE                    58400              4400
Swiss Helvetia Fund            COM              870875101      233    18541 SH       SOLE                    16062              2479
T. Rowe Price Group Inc        COM              74144T108      959    17850 SH       SOLE                    17650               200
Tata Motors ADR                SPONSORED ADR    876568502      175    22850 SH       SOLE                    22850
Teck Cominco LTD	       CL B             878742204      767    26350 SH       SOLE                    24900              1450
Texas Instruments Inc          COM              882508104      896    41685 SH       SOLE                    40735               950
U.S. Bancorp                   COM NEW          902973304     2451    68050 SH       SOLE                    64550              3500
Verizon Communications         COM              92343V104      599    18659 SH       SOLE                    18009               650
Wal-Mart Stores                COM              931142103      383     6400 SH       SOLE                     6200               200
Wells Fargo & Co               COM              949746101     1229    32750 SH       SOLE                    29750              3000
Wrigley (Wm) Jr                COM              982526105     1992    25093 SH       SOLE                    23743              1350
Zebra Technologies 	       CL A             989207105      615    22100 SH       SOLE                    20600              1500
iShares MSCI Japan Index       MSCI JAPAN       464286848      467    43850 SH       SOLE                    42450              1400
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      311    31950 SH       SOLE                    30300              1650